Cover		12 Months Ended
	Sep. 11, 2026	Dec. 31, 2026
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	New Fortress Energy Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38790
Entity Tax Identification Number	83-1482060
Entity Address, Address Line One	111 W. 19th Street, 8th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Current Fiscal Year End Date		--12-31
Entity Address, Postal Zip Code	10011
City Area Code	516
Local Phone Number	268-7400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.01 per share
Trading Symbol	“NFE”
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001749723
Document Period End Date	Sep. 11, 2026
Document Information [Line Items]
Trading Symbol	“NFE”
Title of 12(b) Security	Class A Common Stock, par value $0.01 per share